TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

	December 31, 2017	December 31, 2016
	$	$
Trade receivables	14,848	35,590
Value added tax receivables (note 11)	7,004	13,462
Prepayments and deposits	8,875	6,101
Income tax receivable	1,213	2,638
Other taxes receivable	4,824	—
Other receivables	1,288	646
	38,052	58,437

No trade receivables are past due and all are expected to be settled within twelve months.

Credit risk is further discussed in note 23(b). We did not hold any collateral for any receivable amounts outstanding at December 31, 2017 or December 31, 2016.